CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,800,000,000	5,800,000,000	4,800,000,000
Common stock, shares issued	3,366,165	3,354,866	2,900,914
Common stock, shares outstanding	3,366,165	3,354,866	2,900,914
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	800,000,000	800,000,000	800,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	739,000,000	540,000,000	300,000,000
Preferred stock, shares outstanding	405,958	293,033	288,190
Series AA Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	600,000	600,000	600,000
Preferred stock, shares outstanding	34	34	34
Series M Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	300,000,000
Preferred stock, shares outstanding	29,338	29,338	29,338
Series N C [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares outstanding	7	7	7